Right-of-use asset and lease liability: (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use asset and lease liability:
Schedule of right of use asset and lease liability

Carrying
value

Cost:
Balance as at December 31, 2020	$802
Additions to right-of-use asset	545
Balance as at December 31, 2021	1,347
Additions to right-of-use asset	758
Balance as at December 31, 2022	$2,105

Accumulated amortization:
Balance as at December 31, 2020	$(301)
Depreciation	(193)
Balance as at December 31, 2021	(494)
Depreciation	(305)
Balance as at December 31, 2022	$(799)

Net carrying value:
Balance as at December 31, 2021	$853
Balance as at December 31, 2022	1,306

Carrying
value

Balance as at December 31, 2021	$871
Addition to lease liability	758
Interest expense	41
Principal repayment	(331)
Foreign exchange gain	(56)
Balance as at December 31, 2022	$1,283
Current portion of lease liability	351
Non-current portion of lease liability	$932

Balance as at December 31, 2020	$503
Addition to lease liability	545
Interest expense	29
Principal repayment	(209)
Foreign exchange loss	3
Balance as at December 31, 2021	$871
Current portion of lease liability	254
Non-current portion of lease liability	$617

Schedule of minimum annual payments under leases

Years ending December 31,

2023	$431
2024	459
2025	158
2026	161
2027 and thereafter	275
$1,484